Income Taxes (Additional Information) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory income tax rate, percent	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Net tax benefits, impact, amount	$ 3	$ 1	$ 4	$ 6
Net tax benefits, impact percentage	1.10%	0.40%	1.30%	1.10%	(1.00%)	(0.40%)	(6.20%)
Nondeductible loss on sale of product line			$ 3